Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(228)	428	821
Gains/(losses) recognized in income on hedged items	224	(426)	(865)
Net gains/(losses) on the ineffective portion	(4)	2	(44)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(231)	437	834
Gains/(losses) recognized in income on hedged items	227	(435)	(878)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	3	(9)	(13)
Gains/(losses) recognized in income on hedged items	(3)	9	13
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	1	0
Gains/(losses) recognized in AOCI on derivatives	(3)	20	38
Gains/(losses) reclassified from AOCI into income	13	0	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(31)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	40	7	8
Gains/(losses) reclassified from AOCI into income	21	3	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(43)	13	30
Gains/(losses) reclassified from AOCI into income	(8)	(3)	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income	0	2	75
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income	0	2	75
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(139)	369	836
Gains/(losses) recognized in income on hedged items	133	(366)	(881)
Net gains/(losses) on the ineffective portion	(6)	3	(45)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(142)	378	849
Gains/(losses) recognized in income on hedged items	136	(375)	(894)
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	3	(9)	(13)
Gains/(losses) recognized in income on hedged items	(3)	9	13
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	1	0
Gains/(losses) recognized in AOCI on derivatives	(7)	7	8
Gains/(losses) reclassified from AOCI into income	16	3	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(28)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	40	7	8
Gains/(losses) reclassified from AOCI into income	21	3	0
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(47)	0	0
Gains/(losses) reclassified from AOCI into income	(5)	0	0
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income	0	2	75
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income	0	2	75